Inventories (Schedule Of Inventory Reserves) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Inventories [Abstract]
Inventory reserves at beginning of year	$ 982
Impairment charges	6	1,134
Write down of impaired inventories	(438)	(152)
Inventory reserves at end of year	$ 550	$ 982